Insurance Risk - Summary of insurance contracts and reinsurance contracts (Details) - Liquidity risk [member] - Insurance contracts to which premium allocation approach has been applied [member] - KRW (₩)
₩ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Total (including variable insurance)	₩ (93,460,886)	₩ (97,957,385)
Total (excluding variable insurance)	(84,756,439)	(88,937,554)
Less than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Total (including variable insurance)	(772,689)	(953,517)
Total (excluding variable insurance)	(411,443)	(693,476)
1~2 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Total (including variable insurance)	(933,159)	(686,273)
Total (excluding variable insurance)	(582,177)	(389,375)
2~3 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Total (including variable insurance)	(741,460)	(1,128,026)
Total (excluding variable insurance)	(390,281)	(815,184)
3~4 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Total (including variable insurance)	(1,235,746)	(1,006,747)
Total (excluding variable insurance)	(874,598)	(672,083)
4~5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Total (including variable insurance)	(1,521,877)	(1,357,264)
Total (excluding variable insurance)	(1,177,123)	(1,020,140)
More than 5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Total (including variable insurance)	(88,255,955)	(92,825,558)
Total (excluding variable insurance)	(81,320,817)	(85,347,296)
Insurance contracts issued [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(93,100,315)	(97,515,926)
Insurance contracts issued [member] | Less than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(750,943)	(932,429)
Insurance contracts issued [member] | 1~2 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(912,381)	(665,519)
Insurance contracts issued [member] | 2~3 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(721,670)	(1,108,106)
Insurance contracts issued [member] | 3~4 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(1,217,633)	(987,261)
Insurance contracts issued [member] | 4~5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(1,506,206)	(1,339,082)
Insurance contracts issued [member] | More than 5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(87,991,482)	(92,483,529)
Insurance contracts issued [member] | General Insurance [Member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(84,395,868)	(88,496,095)
Insurance contracts issued [member] | General Insurance [Member] | Less than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(389,697)	(672,388)
Insurance contracts issued [member] | General Insurance [Member] | 1~2 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(561,399)	(368,621)
Insurance contracts issued [member] | General Insurance [Member] | 2~3 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(370,491)	(795,264)
Insurance contracts issued [member] | General Insurance [Member] | 3~4 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(856,485)	(652,597)
Insurance contracts issued [member] | General Insurance [Member] | 4~5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(1,161,452)	(1,001,958)
Insurance contracts issued [member] | General Insurance [Member] | More than 5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(81,056,344)	(85,005,267)
Insurance contracts issued [member] | General Insurance [Member] | Cash Inflow [Member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	71,770,502	63,342,357
Insurance contracts issued [member] | General Insurance [Member] | Cash Inflow [Member] | Less than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	5,120,022	5,141,410
Insurance contracts issued [member] | General Insurance [Member] | Cash Inflow [Member] | 1~2 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	4,408,374	4,407,978
Insurance contracts issued [member] | General Insurance [Member] | Cash Inflow [Member] | 2~3 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	3,892,580	3,801,169
Insurance contracts issued [member] | General Insurance [Member] | Cash Inflow [Member] | 3~4 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	3,500,316	3,366,573
Insurance contracts issued [member] | General Insurance [Member] | Cash Inflow [Member] | 4~5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	3,073,794	3,020,929
Insurance contracts issued [member] | General Insurance [Member] | Cash Inflow [Member] | More than 5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	51,775,416	43,604,298
Insurance contracts issued [member] | General Insurance [Member] | Cash Outflow [Member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(156,166,370)	(151,838,452)
Insurance contracts issued [member] | General Insurance [Member] | Cash Outflow [Member] | Less than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(5,509,719)	(5,813,798)
Insurance contracts issued [member] | General Insurance [Member] | Cash Outflow [Member] | 1~2 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(4,969,773)	(4,776,599)
Insurance contracts issued [member] | General Insurance [Member] | Cash Outflow [Member] | 2~3 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(4,263,071)	(4,596,433)
Insurance contracts issued [member] | General Insurance [Member] | Cash Outflow [Member] | 3~4 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(4,356,801)	(4,019,170)
Insurance contracts issued [member] | General Insurance [Member] | Cash Outflow [Member] | 4~5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(4,235,246)	(4,022,887)
Insurance contracts issued [member] | General Insurance [Member] | Cash Outflow [Member] | More than 5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(132,831,760)	(128,609,565)
Insurance contracts issued [member] | Variable Insurance [Member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(8,704,447)	(9,019,831)
Insurance contracts issued [member] | Variable Insurance [Member] | Less than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(361,246)	(260,041)
Insurance contracts issued [member] | Variable Insurance [Member] | 1~2 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(350,982)	(296,898)
Insurance contracts issued [member] | Variable Insurance [Member] | 2~3 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(351,179)	(312,842)
Insurance contracts issued [member] | Variable Insurance [Member] | 3~4 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(361,148)	(334,664)
Insurance contracts issued [member] | Variable Insurance [Member] | 4~5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(344,754)	(337,124)
Insurance contracts issued [member] | Variable Insurance [Member] | More than 5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(6,935,138)	(7,478,262)
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Inflow [Member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	5,288,855	5,199,818
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Inflow [Member] | Less than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	582,036	695,405
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Inflow [Member] | 1~2 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	485,566	568,606
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Inflow [Member] | 2~3 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	412,870	474,576
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Inflow [Member] | 3~4 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	350,176	404,462
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Inflow [Member] | 4~5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	297,209	342,486
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Inflow [Member] | More than 5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	3,160,998	2,714,283
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Outflow [Member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(13,993,302)	(14,219,649)
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Outflow [Member] | Less than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(943,282)	(955,446)
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Outflow [Member] | 1~2 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(836,548)	(865,504)
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Outflow [Member] | 2~3 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(764,049)	(787,418)
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Outflow [Member] | 3~4 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(711,324)	(739,126)
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Outflow [Member] | 4~5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(641,963)	(679,610)
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Outflow [Member] | More than 5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(10,096,136)	(10,192,545)
Reinsurance contracts held [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(360,571)	(441,459)
Reinsurance contracts held [member] | Less than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(21,746)	(21,088)
Reinsurance contracts held [member] | 1~2 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(20,778)	(20,754)
Reinsurance contracts held [member] | 2~3 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(19,790)	(19,920)
Reinsurance contracts held [member] | 3~4 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(18,113)	(19,486)
Reinsurance contracts held [member] | 4~5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(15,671)	(18,182)
Reinsurance contracts held [member] | More than 5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(264,473)	(342,029)
Reinsurance contracts held [member] | Cash Inflow [Member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	8,445,598	8,484,629
Reinsurance contracts held [member] | Cash Inflow [Member] | Less than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	203,944	209,601
Reinsurance contracts held [member] | Cash Inflow [Member] | 1~2 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	204,852	210,135
Reinsurance contracts held [member] | Cash Inflow [Member] | 2~3 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	204,904	211,431
Reinsurance contracts held [member] | Cash Inflow [Member] | 3~4 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	204,760	212,533
Reinsurance contracts held [member] | Cash Inflow [Member] | 4~5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	205,383	213,221
Reinsurance contracts held [member] | Cash Inflow [Member] | More than 5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	7,421,755	7,427,708
Reinsurance contracts held [member] | Cash Outflow [Member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(8,806,169)	(8,926,088)
Reinsurance contracts held [member] | Cash Outflow [Member] | Less than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(225,690)	(230,689)
Reinsurance contracts held [member] | Cash Outflow [Member] | 1~2 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(225,630)	(230,889)
Reinsurance contracts held [member] | Cash Outflow [Member] | 2~3 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(224,694)	(231,351)
Reinsurance contracts held [member] | Cash Outflow [Member] | 3~4 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(222,873)	(232,019)
Reinsurance contracts held [member] | Cash Outflow [Member] | 4~5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(221,054)	(231,403)
Reinsurance contracts held [member] | Cash Outflow [Member] | More than 5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	₩ (7,686,228)	₩ (7,769,737)